Customer Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2019
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Customer Accounts Receivable and Other Current Assets
Note 9: Customer Accounts Receivable and Other Current Assets
9.1

Customer Accounts Receivable and Related Receivables

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Accounts receivable	1,265	—	—
Valuation allowance (charged to income statement)	—	—	—

Total net value of accounts receivable	1,265	—	—

All the customer accounts receivable
have
payment terms of less than one year.
As of December 31, 2017, the accounts receivable corresponds primarily to the amounts due under the collaboration agreement with Nestlé Health Science.
9.2 Other current assets
The other current assets are broken down as follows:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Research tax credit	9,217	10,829	—
Other tax claims	5,258	4,292	3,995
Other receivables	1,192	1,745	825
Prepaid expenses	2,054	4,265	3,201

Total	17,721	21,131	8,021

The reimbursement of 2018 Research Tax Credit presented in other current assets as of December 31, 2018, occurred in November 2019.
Following a tax inspection led by the French tax authorities for
fiscal years 2012, 2013 and 2014, the Company received on July 4, 2016 a proposition of adjustments primarily affecting the 2014 Research Tax credit. The proposed adjustment amounted to €0.9 million and had been accrued in the financial statements as of December 31, 2017.
On June 25, 2018, the Company received the final reassessment for €58 thousand. The accrual initially recognized for €0.9 million has been reversed in the December 31, 2018 financial statements.
A tax audit covering all the tax declarations for the period from January 1, 2015 to December 31, 2016, extended to December 31, 2017 for VAT, was conducted in the third quarter of 2018. The conclusions of this tax audit were received in November 2018 without major financial consequences for the Group.
The other tax debt claims are primarily related to the deductible VAT as well as the reimbursement of VAT that has been requested.
Prepaid expenses are comprised primarily of rental and insurance expenses, as well as legal and scientific consulting fees. Prepaid expenses also include upfront payments which are recognized over the term of the ongoing clinical studies.